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                                                             THOMAS S. CLARK
                                                           ASSISTANT COUNSEL


October 2, 2000


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life and Annuity Insurance Company
         Separate Account Seven - Hartford Leaders
         Separate Account Seven - Hartford Leaders Solution
         Separate Account Seven - Director Focus
         Separate Account Seven - Hartford Leaders Elite
         File No. 333-76419

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

     1. The form of each Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from those contained in Post-Effective Amendment No. 8; and

     2. The text of Post-Effective Amendment No. 8 has been filed electronically with the Securities and Exchange Commission on September 13, 2000.

If you have any questions, please feel free to contact me at (860) 843-6320.

Sincerely yours,

/s/ Thomas S. Clark

Thomas S. Clark